Contingencies - Additional information (Details) - USD ($)			1 Months Ended			6 Months Ended
	Jan. 22, 2020	Jan. 17, 2020	Jan. 31, 2020	Apr. 30, 2019	May 31, 2016	Feb. 29, 2020	Jan. 16, 2020	Nov. 30, 2019	Aug. 31, 2019	Aug. 27, 2019	Jun. 20, 2019	Mar. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Jun. 30, 2018
Common stock shares issued						1,103,643			907,047					721,295
Kadima Ventures [Member] | Software Development [Member]
Software development cost					$ 8,500,000
Software modules cost						$ 11,000,000
Additional cost				$ 10,000,000
Alpha Capital v. ShiftPixy, Inc. [Member]
Convertable notes											$ 310,000
Convertible notes outstanding								$ 1,700,000				$ 1,200,000	$ 200,000		$ 300,000
Common stock shares issued						25,000
Proceeds from issuance of notes			$ 310,000
Damages incurred			190,000
Total award money received			500,000
Accrued interest			$ 51,000
Convertible notes per share							$ 12.20
Dominion Capital LLC v. ShiftPixy [Member]
Related warrants by issuing shares of common stock	83,593
Cash paid	$ 1,322,000
MEF I, LP v. ShiftPixy, Inc. [Member]
Convertable notes										$ 2,100,000
Convertible notes outstanding								$ 700,000	$ 700,000	$ 2,100,000			$ 200,000		$ 500,000
Accrued interest and accrued damages cash payment		$ 725,000
Accrued Interest and Accrued Damages Shares Issued		20,000